UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street

Albany, NY                         12207-1002

(Address of principal executive offices)                 (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3500

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Paradigm Value Fund

		Schedule of Investments
	September 30, 2012 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
215,640	Dole Food Company Inc. *	$ 3,025,429	1.12%

Agriculture Production - Livestock & Animal Specialties
66,200	Cal-Maine Foods, Inc.	2,975,028	1.10%

Apparel & Other Finished Products of Fabrics & Similar Material
86,700	True Religion Apparel, Inc. *	1,849,311	0.68%

Chemical & Allied Products
62,548	Innospec Inc. *	2,121,628
175,000	Olin Corp.	3,802,750
		5,924,378	2.19%

Computer Communications Equipment
554,388	Emulex Corporation *	3,997,137
650,400	QLogic Corp. *	7,427,568
		11,424,705	4.22%

Construction - Special Trade Contractors
292,102	Matrix Service Co. *	3,090,439	1.14%

Crude Petroleum & Natural Gas
179,544	McMoRan Exploration Co. *	2,109,642
173,350	Midstates Petroleum Company, Inc. *	1,499,478
554,175	PetroQuest Energy Inc. *	3,718,514
455,300	Resolute Energy Corporation *	4,038,511
		11,366,145	4.20%

Drilling Oil & Gas Wells
99,100	Atwood Oceanics Inc. *	4,504,095	1.67%

Electrical Work
155,925	EMCOR Group Inc.	4,450,099	1.65%

Electronic Components & Accessories
653,100	Vishay Intertechnology Inc.*	6,419,973	2.37%

Fabricated Plater Work (Boiler Shops)
197,938	Global Power Equipment Group Inc.	3,659,874	1.35%

Fire, Marine & Casualty Insurance
159,300	Aspen Insurance Holdings Limited (Bermuda)	4,857,057
198,500	Montpelier Re Holdings Ltd. (Bermuda)	4,392,805
		9,249,862	3.42%

Footwear (No Rubber)
106,746	Iconix Brand Group, Inc. *	1,947,047	0.72%

In Vitro & In Vivo Diagnostic Substances
180,345	Myriad Genetics, Inc. *	4,860,298	1.80%

Industrial Inorganic Chemicals
112,000	Tronox Inc. *	2,536,800	0.94%

Industrial Organic Chemicals
119,402	Sensient Technologies Corp.	4,389,218	1.62%

Laboratory Analytical Instruments
95,100	PerkinElmer Inc.	2,802,597	1.04%

Life Insurance
18,775	National Western Life Insurance Co. Class A	2,689,519	0.99%

Metal Mining
278,980	Richmont Mines Inc. *	1,327,945	0.49%

Miscellaneous Business Credit Institution
127,375	PHH Corporation *	2,592,081	0.96%

Miscellaneous Manufacturing Industries
265,225	WMS Industries Inc. *	4,344,386	1.61%

Motor Vehicle Parts & Accessories
150,700	Superior Industries International Inc.	2,575,463	0.95%

Oil & Gas Field Services, NEC
98,500	C&J Energy Services, Inc. *	1,960,150	0.72%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
326,826	Symmetry Medical, Inc. *	3,232,309	1.19%

Pharmaceutical Preparations
128,975	Endo Health Solutions Inc. *	4,091,087	1.51%

Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass)
266,825	Chemtura Corp. *	4,594,726	1.70%

Retail - Apparel & Accessory Stores
382,425	Express Inc. *	5,667,539
112,950	The Men's Wearhouse, Inc.	3,888,868
		9,556,407	3.53%

Retail - Family Clothing Stores
150,275	American Eagle Outfitters, Inc.	3,167,797	1.17%

Retail - Miscellaneous Retail
183,875	EZCORP Inc. Class A *	4,216,254	1.56%

Retail - Retail Stores, NEC
64,175	IAC/InterActive Corp.	3,340,950	1.24%

Retail - Shoe Stores
85,850	Foot Locker, Inc.	3,047,675	1.13%

Rubber & Plastics Footwear
139,025	Deckers Outdoor Corporation *	5,093,876	1.88%

Savings Institution, Federally Chartered
227,400	Capitol Federal Financial	2,719,704
285,012	SI Financial Group, Inc.	3,340,341
318,000	United Financial Bancorp	4,601,460
258,200	Viewpoint Financial Group	4,949,694
358,500	Westfield Financial Inc.	2,685,165
		18,296,364	6.77%

Savings Institution, Not Federally Chartered
194,757	Rockville Financial, Inc.	2,389,668	0.88%

Semiconductors & Related Devices
525,625	Kulicke & Soffa Industries Inc. * (Singapore)	5,466,500
212,995	Microsemi Corporation *	4,274,810
530,247	TriQuint Semiconductor, Inc. *	2,672,445
		12,413,755	4.59%

Services - Business Services
428,102	Premiere Global Services Inc. *	4,002,754	1.48%

Services - Computer Integrated Systems Design
453,075	Convergys Corp. *	7,099,685	2.62%

Services - Hospitals
158,475	Magellan Health Services Inc. *	8,178,895
89,275	MEDNAX, Inc. *	6,646,524
		14,825,419	5.48%

Services - Motion Picture Theaters
626,630	Regal Entertainment Group Class A	8,816,684	3.26%

Services - Prepackaged Software
515,300	Actuate Corporation *	3,622,559
298,350	Compuware Corp. *	2,950,681
		6,573,240	2.44%

Special Industry Machinery
61,962	Cymer, Inc. *	3,163,780	1.17%

Telegraph & Other Message Communications
126,575	j2 Global, Inc.	4,154,191	1.54%

Telephone & Telegraph Apparatus
441,150	Comverse Technology, Inc. *	2,713,072	1.00%

Transportation Services
103,700	GATX Corp.	4,401,028	1.63%

Wholesale - Chemicals & Allied Products
53,731	Innophos Holdings Inc.	2,605,416	0.96%

Wholesale - Machinery, Equipment & Supplies
126,192	Applied Industrial Technologies	5,228,135	1.93%

Wholesale - Miscellaneous Durable Goods
75,907	Schnitzer Steel Industries, Inc. Class A	2,136,782	0.79%

Total for Common Stocks (Cost $201,771,098)		$ 239,125,896	88.40%

REAL ESTATE INVESTMENT TRUSTS
933,400	Anworth Mortgage Asset Corp.	6,347,120
342,400	MFA Financial, Inc.	2,910,400
117,150	Mid-America Apartment Communities Inc.	7,651,067
Total for Real Estate Investment Trusts (Cost $15,105,303)		16,908,587	6.25%

MONEY MARKET FUNDS
16,314,361	SEI Daily Income Treasury Government CL B 0.02% **	16,314,361	6.03%
	(Cost $16,314,361)

Total Investment Securities		272,348,844	100.68%
	(Cost $233,190,762)

Liabilities In Excess of Other Assets		(1,850,587)	-0.68%

Net Assets		$ 270,498,257	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2012.

          See accompanying notes to Schedules of Investments

Paradigm Select Fund

		Schedule of Investments
	September 30, 2012 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
9,702	Dole Food Company Inc. *	$ 136,119	1.14%

Agriculture Production - Livestock & Animal Specialties
2,975	Cal-Maine Foods, Inc.	133,697	1.12%

Biological Products, (No Diagnostic Substances)
4,100	Life Technologies Corporation *	200,285	1.68%

Chemical & Allied Products
2,200	Innospec Inc. *	74,624
8,500	Olin Corp.	184,705
		259,329	2.18%

Computer Communications Equipment
24,200	Emulex Corporation *	174,482
29,200	QLogic Corp. *	333,464
		507,946	4.26%

Construction - Special Trade Contractors
11,775	Matrix Service Co. *	124,579	1.05%

Crude Petroleum & Natural Gas
6,650	Denbury Resources Inc. *	107,464
7,725	Midstates Petroleum Company, Inc. *	66,821
24,025	PetroQuest Energy Inc. *	161,208
1,600	Plains Exploration & Production Company *	59,952
5,125	Resolute Energy Corporation *	45,459
2,900	Whiting Petroleum Corp. *	137,402
		578,306	4.85%

Electrical Work
6,725	EMCOR Group Inc.	191,932	1.61%

Electronic Components & Accessories
24,835	Vishay Intertechnology Inc. *	244,128	2.05%

Fire, Marine & Casualty Insurance
559	Alleghany Inc. *	192,821
4,625	American Financial Group Inc.	175,288
6,975	Aspen Insurance Holdings Limited (Bermuda)	212,668
100	Markel Corp. *	45,849
10,200	Montpelier Re Holdings Ltd. (Bermuda)	225,726
		852,352	7.15%

Footwear (No Rubber)
5,225	Iconix Brand Group, Inc. *	95,304	0.80%

In Vitro & In Vivo Diagnostic Substances
8,550	Myriad Genetics, Inc. *	230,422	1.93%

Industrial Inorganic Chemicals
5,500	Tronox Inc. *	124,575	1.05%

Industrial Organic Chemicals
5,150	Sensient Technologies Corporation	189,314
3,925	Westlake Chemical Corp.	286,761
		476,075	4.00%

Iron & Steel Foundries
1,175	Precision Castparts Corp.	191,924	1.61%

Laboratory Analytical Instruments
4,275	PerkinElmer Inc.	125,984	1.06%

Machine Tools, Metal Cutting Types
1,725	Kennametal Inc.	63,963	0.54%

Men's & Boy's Furnishings, Work Clothing & Allied Garments
2,325	PVH Corp.	217,899	1.83%

Mineral Royalty Traders
1,575	Royal Gold, Inc.	157,232	1.32%

Miscellaneous Business Credit Institution
6,275	PHH Corporation *	127,696	1.07%

Miscellaneous Manufacturing Industries
11,850	WMS Industries Inc. *	194,103	1.63%

National Commercial Banks
19,400	First Niagara Financial Group, Inc.	156,558	1.31%

Petroleum Refining
3,250	Sunoco, Inc.	152,198	1.28%

Pharmaceutical Preparations
5,700	Endo Health Solutions Inc. *	180,804	1.52%

Plastic Materials, Synth Resin/Rubber, Cellulos (No Glass)
10,200	Chemtura Corp. *	175,644	1.47%

Plastics Products
3,525	AptarGroup Inc.	182,278	1.53%

Retail - Apparel & Accessory Stores
17,175	Express Inc. *	254,533
5,100	The Men's Wearhouse, Inc.	175,593
		430,126	3.61%

Retail - Family Clothing Stores
6,750	American Eagle Outfitters, Inc.	142,290	1.19%

Retail - Miscellaneous Retail
8,225	EZCORP Inc. Class A *	188,599	1.58%

Retail - Retail Stores, NEC
2,875	IAC/InterActive Corp.	149,673	1.26%

Retail - Shoe Stores
3,650	Foot Locker, Inc.	129,575	1.09%

Rubber & Plastics Footwear
6,625	Deckers Outdoor Corporation *	242,740	2.04%

Savings Institution, Federally Chartered
17,375	Capitol Federal Financial	207,805	1.74%

Semiconductors & Related Devices
3,950	Cypress Semiconductor Corporation	42,265
23,425	Kulicke & Soffa Industries Inc. * (Singapore)	243,620
9,350	Microsemi Corporation *	187,654
23,999	TriQuint Semiconductor, Inc. *	120,955
		594,494	5.00%

Services - Business Services
15,870	Premiere Global Services Inc. *	148,385	1.25%

Services - Computer Integrated Systems Design
20,025	Convergys Corp. *	313,792	2.63%

Services - Hospitals
6,975	Magellan Health Services Inc. *	359,980
3,900	MEDNAX, Inc. *	290,355
		650,335	5.46%

Services - Motion Picture Theaters
26,825	Regal Entertainment Group Class A	377,428	3.17%

Services - Prepackaged Software
12,875	Compuware Corp. *	127,334	1.07%

Special Industry Machinery
2,950	Cymer, Inc. *	150,627	1.26%

Telegraph & Other Message Communications
5,675	j2 Global, Inc.	186,253	1.56%

Telephone & Telegraph Apparatus
20,475	Comverse Technology, Inc. *	125,921	1.06%

Wholesale - Electronic Parts & Equipment, NEC
8,500	Avnet, Inc. *	247,265	2.08%

Wholesale - Machinery, Equipment & Supplies
4,975	Applied Industrial Technologies	206,114	1.73%

Wholesale - Miscellaneous Durable Goods
3,025	Schnitzer Steel Industries, Inc. Class A	85,154	0.71%

Total for Common Stocks (Cost $9,456,736)		$ 10,785,242	90.53%

REAL ESTATE INVESTMENT TRUSTS
44,000	Anworth Mortgage Asset Corp.	299,200
35,350	MFA Financial, Inc.	300,475
5,275	Mid-America Apartment Communities Inc.	344,510
Total for Real Estate Investment Trusts (Cost $889,547)		944,185	7.93%

MONEY MARKET FUNDS
519,882	SEI Daily Income Treasury Government CL B 0.02% **	519,882	4.36%
	(Cost $519,882)

Total Investment Securities		12,249,309	102.82%
	(Cost $10,866,165)

Liabilities In Excess of Other Assets		(335,803)	-2.82%

Net Assets		$ 11,913,506	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2012.

                                         See accompanying notes to Schedules of Investments

Paradigm Opportunity Fund

		Schedule of Investments
	September 30, 2012 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Agriculture Production - Crops
7,532	Dole Food Company Inc. *	$ 105,674	2.17%

Agriculture Production - Livestock & Animal Specialties
2,325	Cal-Maine Foods, Inc.	104,486	2.14%

Biological Products, (No Diagnostic Substances)
3,300	Life Technologies Corporation *	161,205	3.31%

Computer Communications Equipment
19,175	Emulex Corporation *	138,252
22,900	QLogic Corp. *	261,518
		399,770	8.20%

Construction - Special Trade Contractors
9,275	Matrix Service Co. *	98,129	2.01%

Crude Petroleum & Natural Gas
6,125	Midstates Petroleum Company, Inc. *	52,981
18,475	PetroQuest Energy Inc. *	123,967
		176,948	3.63%

Electrical Work
5,175	EMCOR Group Inc.	147,695	3.03%

Industrial Organic Chemicals
4,125	Sensient Technologies Corporation	151,635	3.11%

Laboratory Analytical Instruments
3,325	PerkinElmer Inc.	97,988	2.01%

Miscellaneous Manufacturing Industries
9,200	WMS Industries Inc. *	150,696	3.09%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
11,275	Symmetry Medical, Inc. *	111,510	2.29%

Pharmaceutical Preparations
4,350	Endo Health Solutions Inc. *	137,982	2.83%

Retail - Apparel & Accessory Stores
13,350	Express Inc. *	197,847
4,075	The Men's Wearhouse, Inc.	140,302
		338,149	6.94%

Retail - Family Clothing Stores
5,250	American Eagle Outfitters, Inc.	110,670	2.27%

Retail - Miscellaneous Retail
6,150	EZCORP Inc. Class A *	141,019	2.89%

Retail - Retail Stores, NEC
2,275	IAC/InterActiveCorp.	118,436	2.43%

Retail - Shoe Stores
2,950	Foot Locker, Inc.	104,725	2.15%

Semiconductors & Related Devices
18,450	Kulicke & Soffa Industries Inc. * (Singapore)	191,880
7,250	Microsemi Corporation *	145,508
17,425	TriQuint Semiconductor, Inc. *	87,822
		425,210	8.73%

Services - Business Services
14,125	Premiere Global Services Inc. *	132,069	2.71%

Services - Computer Integrated Systems Design
14,600	Convergys Corp. *	228,782	4.69%

Services - Hospitals
5,525	Magellan Health Services Inc. *	285,145
3,125	MEDNAX, Inc. *	232,656
		517,801	10.63%

Services - Motion Picture Theaters
21,525	Regal Entertainment Group Class A	302,857	6.21%

Service - Prepackaged Software
10,350	Compuware Corp. *	102,362	2.10%

Telegraph & Other Message Communications
4,125	j2 Global, Inc.	135,382	2.78%

Total for Common Stocks (Cost $3,594,262)		$ 4,501,180	92.35%

REAL ESTATE INVESTMENT TRUSTS
4,150	Mid-America Apartment Communities Inc.	271,036
Total for Real Estate Investment Trusts (Cost $204,413)		271,036	5.56%

MONEY MARKET FUNDS
127,438	SEI Daily Income Treasury Government CL B 0.02% **	127,438	2.61%
	(Cost $127,438)

Total Investment Securities		4,899,654	100.52%
	(Cost $3,926,113)

Liabilities In Excess of Other Assets		(25,431)	-0.52%

Net Assets		$ 4,874,223	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2012.

                                          See accompanying notes to Schedules of Investments

Paradigm Micro-Cap Fund

		Schedule of Investments
	September 30, 2012 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Commercial Printing
20,000	Consolidated Graphics, Inc. *	$ 521,800
30,000	Quad/Graphics, Inc.	508,800
		1,030,600	6.11%

Communications Services, NEC
70,000	Kratos Defense & Security Solutions, Inc. *	408,800	2.42%

Computer Communications Equipment
50,000	Extreme Networks, Inc. *	167,500	0.99%

Computer Peripheral Equipment, NEC
92,259	RadiSys Corporation *	332,132	1.97%

Electromedical & Electrotherapeutic Apparatus
30,000	Solta Medical, Inc. *	94,200
40,000	Syneron Medical Ltd. * (Israel)	390,000
		484,200	2.87%

Electronic Components & Accessories
50,000	Silicon Image, Inc. *	228,500	1.35%

Footwear, (No Rubber)
20,000	Brown Shoe Co. Inc.	320,600	1.90%

Industrial Instruments for Measurement, Display and Control
60,000	Rudolph Technologies Inc. *	630,000	3.73%

Instruments for Measuring & Testing of Electricity & Electric Signals
30,000	Cohu, Inc.	281,700
47,200	LTX-Credence Corporation *	271,400
		553,100	3.28%

Laboratory Analytical Instruments
20,900	MFC Industrial Ltd. (Canada)	174,515	1.03%

Miscellaneous Electrical Machinery, Equipment & Supplies
152,000	Exide Technologies *	471,200	2.79%

Oil & Gas Field Exploration Services
20,000	Dawson Geophysical Company *	505,200
57,750	TGC Industries Inc. *	415,800
		921,000	5.46%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
17,467	Exactech Inc. *	311,437
100,000	RTI Biologics, Inc. *	418,000
		729,437	4.32%

Paper Mills
20,000	KapStone Paper and Packaging Corporation *	447,800	2.65%

Pharmaceutical Preparations
40,000	Nature's Sunshine Products *	653,600
30,000	Obagi Medical Products, Inc. *	372,300
		1,025,900	6.08%

Printed Circuit Boards
43,800	TTM Technologies, Inc. *	412,596	2.45%

Radio & Tv Broadcasting & Communications Equipment
120,000	Harmonic Inc. *	544,800	3.23%

Retail - Apparel & Accessory Stores
40,000	Hot Topic, Inc.	348,000	2.06%

Retail - Auto Dealers & Gasoline Stations
40,000	West Marine Inc. *	425,200	2.52%

Retail - Catalog & Mail-Order Houses
17,000	Insight Enterprises Inc. *	296,990	1.76%

Retail - Family Clothing Stores
43,623	Stein Mart Inc. *	372,104	2.21%

Retail - Furniture Stores
44,000	Haverty Furniture Companies Inc.	610,720	3.62%

Retail - Hobby, Toy & Game Shops
80,000	Build-A-Bear Workshop, Inc. *	312,000	1.85%

Retail - Retail Stores, NEC
25,000	Kirkland's Inc. *	248,250	1.47%

Retail - Shoe Stores
25,000	Finish Line Inc.	568,250	3.37%

Retail - Women's Clothing Stores
400,000	Coldwater Creek Inc. *	332,000
22,888	New York & Company, Inc. *	85,830
70,000	Wet Seal, Inc. Class A *	220,500
		638,330	3.79%

Semiconductors & Related Devices
20,000	Finisar Corporation *	286,400
80,000	Photronics, Inc. *	429,600
		716,000	4.25%

Services - Computer Integrated Systems Design
30,000	Dynamics Research Corp. *	205,500	1.22%

Services - Personal Services
10,000	Steiner Leisure Limited * (Bahamas)	465,500	2.76%

Special Industry Machinery (No Metalworking Machinery)
15,000	Kadant Inc. *	347,850	2.06%

Surgical & Medical Instruments
100,000	Alphatec Holdings, Inc. *	165,000	0.98%

Telephone & Telegraph Apparatus
30,000	Oplink Communications, Inc. *	496,200	2.94%

Wholesale - Electronic Parts & Equipment, NEC
80,000	Brightpoint, Inc. *	717,600
35,000	Richardson Electronics Ltd.	415,450
		1,133,050	6.72%

Women's, Misses', and Juniors Outerwear
80,000	bebe stores, inc.	384,000	2.28%

Total for Common Stocks (Cost $16,551,790)		$ 16,615,624	98.49%

MONEY MARKET FUNDS
327,997	SEI Daily Income Treasury Government CL B 0.02% **	327,997	1.94%
	(Cost $327,997)

Total Investment Securities		16,943,621	100.43%
	(Cost $16,879,787)

Liabilities In Excess of Other Assets		(72,877)	-0.43%

Net Assets		$ 16,870,744	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2012.

See accompanying notes to Schedules of Investments

PARADIGM FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2012

(Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at September 30, 2012 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

                                                                                     Value Fund           Opportunity Fund

                                                              Select Fund

Cost of Investments

$233,190,762

$3,926,113

        $10,866,165

Gross Unrealized Appreciation

$49,493,247

$1,100,243

  $1,845,141

Gross Unrealized Depreciation

  ($10,335,165)

 ($126,702)

   ($461,997)

Net Unrealized Appreciation

   (Depreciation) on Investments

 $39,158,082

  $973,541

 $1,383,144

                                                                Micro-Cap Fund

Cost of Investments

$16,879,787

Gross Unrealized Appreciation                  $1,373,877

Gross Unrealized Depreciation

      ($1,310,043)

Net Unrealized Appreciation

   (Depreciation) on Investments                    $63,834

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 3.

SECURITY TRANSACTIONS AND OTHER: Security transactions are recorded based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the highest cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on fixed income securities purchased are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

SHARE VALUATION: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV for each fund is calculated by taking the total value of the fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

SHORT SALES: A Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken on the Funds’ 2012 tax return. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities are carried at fair value. The market quotation used for equity securities, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price. Over-the-counter securities will be valued on the basis of the bid price at the close of each business day. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at a net asset value of $1.00 and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of September 30, 2012:

Value:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$239,125,896	$0	$0	$239,125,896
Real Estate Investment Trusts	$16,908,587	$0	$0	$16,908,587
Money Market Funds	$16,314,361	$0	$0	$16,314,361
Total	$272,348,844	$0	$0	$272,348,844

Opportunity:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,501,180	$0	$0	$4,501,180
Real Estate Investment Trusts	$271,036	$0	$0	$271,036
Money Market Funds	$127,438	$0	$0	$127,438
Total	$4,899,664	$0	$0	$4,899,664

Select:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$10,785,242	$0	$0	$10,785,242
Real Estate Investment Trusts	$944,185	$0	$0	$944,185
Money Market Funds	$519,882	$0	$0	$519,882
Total	$12,249,309	$0	$0	$12,249,309

Micro-Cap:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$16,615,624	$0	$0	$16,615,624
Money Market Funds	$327,997	$0	$0	$327,997
Total	$16,943,621	$0	$0	$16,943,621

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any level 3 assets during the three month period ended September 30, 2012.  There were no transfers into or out of the levels during the period ended September 30, 2012.  It is the Funds’ policy to consider transfers into or out the levels as of the end of the reporting period.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/Candace King Weir

      Candace King Weir

      President

Date:             11-20-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Candace King Weir

      Candace King Weir

      President

Date:             11-20-12

By: /s/Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:           11/20/2012